RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.4%
	EQUITY - 87.4%
17,800	Amplify Transformational Data Sharing ETF	$ 768,782
44,400	CoinShares Valkyrie Bitcoin Miners ETF	985,236
8,200	Communication Services Select Sector SPDR Fund	793,842
4,900	Consumer Discretionary Select Sector SPDR Fund	1,099,315
6,900	Consumer Staples Select Sector SPDR Fund	542,409
3,850	Energy Select Sector SPDR Fund	329,791
26,200	Financial Select Sector SPDR Fund	1,266,246
18,200	Global X Blockchain ETF	932,386
7,263	Health Care Select Sector SPDR Fund	999,171
5,900	Industrial Select Sector SPDR Fund	777,384
66,400	Invesco China Technology ETF	2,614,832
77,400	iShares China Large-Cap ETF	2,356,056
27,200	iShares MSCI ACWI ETF	3,195,999
2,100	iShares U.S. Utilities ETF	202,041
85,000	KraneShares Bosera MSCI China A 50 Connect Index ETF	1,993,250
2,200	Materials Select Sector SPDR Fund	185,108
4,800	Real Estate Select Sector SPDR Fund	195,216
13,800	SPDR S&P Oil & Gas Exploration & Production ETF	1,826,706
11,300	Technology Select Sector SPDR Fund	2,627,476
3,300	VanEck Oil Services ETF	895,059
4,000	Vanguard S&P 500 ETF	2,155,240
12,500	Vanguard Small-Cap ETF	3,003,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,268,885)	29,745,045

	MONEY MARKET FUNDS - 21.3%
7,270,680	First American Government Obligations Fund, Class X, 4.38% (Cost $7,270,680)(a)	7,270,680

	TOTAL INVESTMENTS - 108.7% (Cost $35,539,565)	$ 37,015,725
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7)%	(2,948,920)
	NET ASSETS - 100.0%	$ 34,066,805

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	FIXED INCOME - 97.9%
85,000	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	$ 3,397,450
30,000	iShares 1-3 Year Treasury Bond ETF	2,459,400
52,000	iShares 20+ Year Treasury Bond ETF	4,541,160
29,500	JPMorgan Ultra-Short Income ETF	1,485,915
195,000	SPDR Portfolio Long Term Treasury ETF	5,107,050
33,100	Vanguard Extended Duration Treasury ETF	2,241,532
83,000	Vanguard Long-Term Treasury ETF	4,594,050
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,013,841)	23,826,557

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
487,820	First American Government Obligations Fund, Class X, 4.38% (Cost $487,820)(a)	487,820

	TOTAL INVESTMENTS - 99.9% (Cost $26,501,661)	$ 24,314,377
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	12,857
	NET ASSETS - 100.0%	$ 24,327,234

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.